Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000176380
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Investor Shares
Trading Symbol	GQGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
AssetsNet	$ 22,593,314,608
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 99,849,048
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176381
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 22,593,314,608
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 99,849,048
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176382
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	R6 Shares
Trading Symbol	GQGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 22,593,314,608
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 99,849,048
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000210821
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 3,457,838,070
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,393,645
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210820
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,457,838,070
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,393,645
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210819
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,457,838,070
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,393,645
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000204822
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 3,581,231,332
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,144,633
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204821
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,581,231,332
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,144,633
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204820
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,581,231,332
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,144,633
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000228650
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 160,049,750
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 298,109
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$160,049,750	51	$298,109	21%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Japan	2.4%
United Arab Emirates	2.4%
India	2.9%
Switzerland	2.9%
Germany	3.3%
Canada	3.6%
Spain	5.1%
France	5.1%
Italy	6.0%
Brazil	7.6%
United Kingdom	10.9%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	5.9%
Philip Morris International	5.8%
British American Tobacco	5.7%
Verizon Communications	4.6%
Petroleo Brasileiro ADR	3.9%
American Electric Power	3.7%
Enbridge	3.6%
Altria Group	3.1%
Enel	2.6%
Itau Unibanco Holding ADR	2.6%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228651
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 160,049,750
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 298,109
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$160,049,750	51	$298,109	21%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Japan	2.4%
United Arab Emirates	2.4%
India	2.9%
Switzerland	2.9%
Germany	3.3%
Canada	3.6%
Spain	5.1%
France	5.1%
Italy	6.0%
Brazil	7.6%
United Kingdom	10.9%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	5.9%
Philip Morris International	5.8%
British American Tobacco	5.7%
Verizon Communications	4.6%
Petroleo Brasileiro ADR	3.9%
American Electric Power	3.7%
Enbridge	3.6%
Altria Group	3.1%
Enel	2.6%
Itau Unibanco Holding ADR	2.6%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228652
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 620,327,298
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,510,294
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$620,327,298	57	$1,510,294	25%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
United Arab Emirates	2.9%
Canada	3.0%
Japan	3.2%
Italy	4.3%
Spain	4.5%
United States	6.1%
France	6.6%
Switzerland	7.4%
India	8.0%
Germany	8.4%
Brazil	10.4%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco	7.5%
Philip Morris International	5.9%
Imperial Brands	3.7%
ITC	3.1%
Deutsche Telekom	3.0%
Enbridge	3.0%
Nestle	2.9%
Itau Unibanco Holding ADR	2.7%
Iberdrola	2.6%
Enel	2.5%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228653
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 620,327,298
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,510,294
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$620,327,298	57	$1,510,294	25%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
United Arab Emirates	2.9%
Canada	3.0%
Japan	3.2%
Italy	4.3%
Spain	4.5%
United States	6.1%
France	6.6%
Switzerland	7.4%
India	8.0%
Germany	8.4%
Brazil	10.4%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco	7.5%
Philip Morris International	5.9%
Imperial Brands	3.7%
ITC	3.1%
Deutsche Telekom	3.0%
Enbridge	3.0%
Nestle	2.9%
Itau Unibanco Holding ADR	2.7%
Iberdrola	2.6%
Enel	2.5%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228654
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 228,114,932
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 455,698
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$228,114,932	36	$455,698	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	2.0%
Health Care	11.7%
Communication Services	12.8%
Energy	14.5%
Financials	14.5%
Consumer Staples	20.5%
Utilities	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.2%
AT&T	7.0%
Verizon Communications	5.8%
Enbridge	4.4%
Altria Group	4.3%
CME Group, Cl A	4.2%
American Electric Power	4.0%
Duke Energy	3.1%
Exxon Mobil	3.1%
American Water Works	3.0%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
C000228655
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 228,114,932
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 455,698
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$228,114,932	36	$455,698	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	2.0%
Health Care	11.7%
Communication Services	12.8%
Energy	14.5%
Financials	14.5%
Consumer Staples	20.5%
Utilities	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.2%
AT&T	7.0%
Verizon Communications	5.8%
Enbridge	4.4%
Altria Group	4.3%
CME Group, Cl A	4.2%
American Electric Power	4.0%
Duke Energy	3.1%
Exxon Mobil	3.1%
American Water Works	3.0%

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund